Bank Loans - Summary of Group's Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Secured Longterm Debt Current And Noncurrent [Abstract]
Secured short-term bank loan	¥ 66,135	$ 10,136	¥ 15,000
Secured long-term bank loan	4,122,898	631,861	2,740,501
Bank loan	¥ 4,189,033	$ 641,997	¥ 2,755,501